Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the federal statutory income tax rate to income tax expense for 2013 and 2012:

	2013	2012
Federal Income tax (benefit) at the statutory rate	$47	$(348)
State income tax net of federal benefit	7	(51)
Foreign taxes	42	57
Non-deductible expenses	11	(14)
Adjustment of net operating loss	(60)	145
Valuation allowance	49	268
Income tax expense	$96	$57

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Net deferred tax assets consist of the following as of December 31:

	2013	2012
Deferred tax assets:
Accounts payable and other liabilities	$43	$73
Stock-based compensation	623	412
Depreciation	257	(41)
Net operating loss and credit carry forwards	11,484	12,033
Other	98	2
Valuation allowance	(12,227)	(12,178)
	278	301
Deferred tax liabilities
Nondeductible acquired intangibles	(120)	(120)
Capitalized software development costs	(158)	(127)
	(278)	(247)
Net deferred tax asset	$0	$54

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The provision for income taxes charged to operations consists of the following for the years ended December 31:
	2013	2012
Current - Foreign	$42	$57
Deferred - US	54	-
Total	$96	$57